Form N-CSR Cover	12 Months Ended
Jul. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Please note that an amended Form N-CSR is being filed to include updated officer certifications. No other changes have been made to the filing.
Registrant Name	INTEGRITY FUNDS
Entity Central Index Key	0000893730
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025